Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill

23. GOODWILL

	2023	2022
Carrying Value, Beginning of Year	2,923	3,473
Goodwill Disposed (Note 5)	—	(550)
Carrying Value, End of Year	2,923	2,923
The carrying amount of goodwill is allocated to the following CGUs:

As at December 31,	2023	2022
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	651
	2,923	2,923